RELATED PARTY TRANSACTIONS (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 01, 2022	Jul. 01, 2021	Jul. 01, 2020	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Proceeds received							$ 131,000
Repayments made							2,450,000
Lin BioScience, Inc
RELATED PARTY TRANSACTIONS
Proceeds received							0
Repayments made							690,000
Lin BioScience, Inc | LBS-009 R&D services agreement
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs			110.00%
Lin BioScience, Inc | LBS-008 R&D services agreement
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs		110.00%	110.00%
Lin BioScience, Inc | LBS-007 R&D service agreement
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs	110.00%
Amount of transactions					$ 32,000
Lin BioScience, Inc | Research and Development Expense
RELATED PARTY TRANSACTIONS
Amount of transactions					$ 140,000	$ 183,000
Lin Bioscience International Ltd
RELATED PARTY TRANSACTIONS
Interest free loan period				1 year
Proceeds received							0
Repayments made							1,180,000
Lin BioScience Pty Ltd
RELATED PARTY TRANSACTIONS
Proceeds received							131,000
Repayments made							$ 580,000